Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2020
T07-QTLY-0620
1.9584814.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.8%
Communications Equipment – 3.8%
Acacia Communications, Inc. (a)	15,863	$ 1,073,766
ADTRAN, Inc.	22,418	230,457
Arista Networks, Inc. (a)	26,091	5,721,756
CalAmp Corp. (a)	16,568	111,337
Casa Systems, Inc. (a)	14,086	72,261
Ciena Corp. (a)	75,399	3,487,204
Cisco Systems, Inc.	2,071,106	87,773,472
CommScope Holding Co., Inc. (a)	94,655	1,042,152
Comtech Telecommunications Corp.	12,125	224,434
EchoStar Corp. Class A (a)	24,366	768,747
Extreme Networks, Inc. (a)	61,232	208,189
F5 Networks, Inc. (a)	29,677	4,132,819
Harmonic, Inc. (a)	44,881	260,310
Infinera Corp. (a)	80,275	494,895
InterDigital, Inc.	15,475	893,991
Juniper Networks, Inc.	163,571	3,533,134
Lumentum Holdings, Inc. (a)	37,755	3,054,757
Motorola Solutions, Inc.	83,644	12,028,844
NETGEAR, Inc. (a)	14,875	356,702
Netscout Systems, Inc. (a)	36,574	968,479
Plantronics, Inc.	16,445	232,203
Ribbon Communications, Inc. (a)	24,356	88,778
ViaSat, Inc. (a)	19,269	817,006
Viavi Solutions, Inc. (a)	111,640	1,348,611
TOTAL COMMUNICATIONS EQUIPMENT		128,924,304
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.2%
Electronic Components – 0.8%
Amphenol Corp. Class A	144,736	12,774,399
Belden, Inc.	22,094	755,394
Corning, Inc.	375,851	8,272,480
Dolby Laboratories, Inc. Class A	30,945	1,857,628
II-VI, Inc. (a)	42,248	1,454,176
Knowles Corp. (a)	43,887	682,443
Littelfuse, Inc.	11,962	1,737,361
Rogers Corp. (a)	8,992	998,472
Vishay Intertechnology, Inc.	65,081	1,079,694
		29,612,047
Electronic Equipment & Instruments – 1.1%
Arlo Technologies, Inc. (a)	36,822	100,892
Badger Meter, Inc.	14,102	832,441
Cognex Corp.	83,128	4,591,991
Coherent, Inc. (a)	11,892	1,520,630
Daktronics, Inc.	19,622	88,691
FARO Technologies, Inc. (a)	8,373	459,594
Fitbit, Inc. Class A (a)	110,519	739,372
FLIR Systems, Inc.	65,128	2,826,555
Itron, Inc. (a)	17,474	1,220,035
Keysight Technologies, Inc. (a)	91,621	8,866,164
MTS Systems Corp.	9,345	198,768

	Shares	Value

Napco Security Technologies, Inc. (a)	5,824	$ 116,713
National Instruments Corp.	60,936	2,341,161
nLight, Inc. (a)	12,992	204,754
Novanta, Inc. (a)	16,978	1,475,218
OSI Systems, Inc. (a)	8,317	601,985
Trimble, Inc. (a)	121,196	4,197,018
Vishay Precision Group, Inc. (a)	4,990	115,369
Zebra Technologies Corp. Class A (a)	26,383	6,059,120
		36,556,471
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	17,411	359,711
CTS Corp.	14,734	341,239
Fabrinet (a)	18,035	1,131,696
Flex Ltd. (a)	249,667	2,436,750
IPG Photonics Corp. (a)	18,127	2,344,365
Jabil, Inc.	67,434	1,917,823
KEMET Corp.	27,396	739,966
Kimball Electronics, Inc. (a)	12,523	169,311
Methode Electronics, Inc.	18,317	549,876
Plexus Corp. (a)	14,537	911,325
Sanmina Corp. (a)	33,873	939,298
TE Connectivity Ltd.	163,291	11,995,357
TTM Technologies, Inc. (a)	49,971	579,164
		24,415,881
Technology Distributors – 0.6%
Anixter International, Inc. (a)	15,750	1,462,545
Arrow Electronics, Inc. (a)	39,796	2,503,964
Avnet, Inc.	48,975	1,470,230
CDW Corp.	70,194	7,777,495
ePlus, Inc. (a)	6,767	478,765
Insight Enterprises, Inc. (a)	17,487	949,369
PC Connection, Inc.	5,569	255,896
ScanSource, Inc. (a)	12,919	334,860
SYNNEX Corp.	21,242	1,859,950
Tech Data Corp. (a)	17,329	2,437,151
		19,530,225
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		110,114,624
IT SERVICES – 21.5%
Data Processing & Outsourced Services – 15.4%
Alliance Data Systems Corp.	21,523	1,077,657
Automatic Data Processing, Inc.	211,246	30,987,676
Black Knight, Inc. (a)	72,987	5,150,693
Broadridge Financial Solutions, Inc.	56,084	6,505,744
Cardtronics PLC Class A (a)	17,826	408,215
Cass Information Systems, Inc.	5,960	239,056
Conduent, Inc. (a)	86,433	217,811
CSG Systems International, Inc.	15,712	763,289
Euronet Worldwide, Inc. (a)	26,421	2,424,391
EVERTEC, Inc.	30,032	761,011
Evo Payments, Inc. Class A (a)	20,016	398,519

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
ExlService Holdings, Inc. (a)	16,576	$ 1,023,236
Fidelity National Information Services, Inc.	300,043	39,572,671
Fiserv, Inc. (a)	282,124	29,075,699
FleetCor Technologies, Inc. (a)	42,363	10,220,074
Global Payments, Inc.	146,715	24,357,624
GreenSky, Inc. Class A (a)	29,107	126,324
International Money Express, Inc. (a)	11,005	88,920
Jack Henry & Associates, Inc.	37,520	6,136,396
Mastercard, Inc. Class A	438,259	120,508,077
MAXIMUS, Inc.	30,990	2,086,247
NIC, Inc.	33,094	801,868
Paychex, Inc.	157,262	10,775,592
PayPal Holdings, Inc. (a)	544,584	66,983,832
Paysign, Inc. (a)	13,810	118,766
Repay Holding Corp. (a)	15,164	270,981
Sabre Corp.	133,165	968,110
Square, Inc. Class A (a)	169,476	11,039,667
Sykes Enterprises, Inc. (a)	18,676	534,694
The Western Union Co.	204,003	3,890,337
TTEC Holdings, Inc.	7,481	291,609
Verra Mobility Corp. (a)	49,712	445,419
Visa, Inc. Class A	836,129	149,432,975
WEX, Inc. (a)	21,176	2,802,008
		530,485,188
Internet Services & Infrastructure – 1.3%
Akamai Technologies, Inc. (a)	78,920	7,711,273
Endurance International Group Holdings, Inc. (a)	30,323	77,778
Fastly, Inc. Class A (a)	16,518	357,615
GoDaddy, Inc. Class A (a)	83,344	5,786,574
GTT Communications, Inc. (a)	14,192	161,221
Limelight Networks, Inc. (a)	59,374	301,026
MongoDB, Inc. (a)	22,976	3,725,099
Okta, Inc. (a)	52,089	7,881,066
Switch, Inc. Class A	28,654	491,989
Tucows, Inc. Class A (a)	4,549	240,688
Twilio, Inc. Class A (a)	57,807	6,491,726
VeriSign, Inc. (a)	51,575	10,804,447
		44,030,502
IT Consulting & Other Services – 4.8%
Accenture PLC Class A	310,026	57,413,715
Booz Allen Hamilton Holding Corp.	68,687	5,044,373
CACI International, Inc. Class A (a)	12,223	3,057,461
Cognizant Technology Solutions Corp. Class A	267,318	15,509,790
DXC Technology Co.	125,127	2,268,553
EPAM Systems, Inc. (a)	26,842	5,929,129
Gartner, Inc. (a)	43,751	5,198,056
International Business Machines Corp.	432,368	54,288,126

	Shares	Value

KBR, Inc.	68,860	$ 1,395,104
Leidos Holdings, Inc.	65,727	6,494,485
LiveRamp Holdings, Inc. (a)	31,717	1,200,806
ManTech International Corp. Class A	13,272	989,560
Perficient, Inc. (a)	16,409	571,526
Perspecta, Inc.	71,441	1,540,982
Science Applications International Corp.	25,273	2,063,793
The Hackett Group, Inc.	12,126	179,829
Unisys Corp. (a)	29,138	366,848
Virtusa Corp. (a)	13,805	455,565
		163,967,701
TOTAL IT SERVICES		738,483,391
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.3%
Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc. (a)	18,848	1,047,949
Amkor Technology, Inc. (a)	53,786	531,406
Applied Materials, Inc.	450,972	22,404,289
Axcelis Technologies, Inc. (a)	15,175	354,488
Brooks Automation, Inc.	35,173	1,353,809
Cabot Microelectronics Corp.	14,191	1,738,965
Cohu, Inc.	20,687	341,956
Enphase Energy, Inc. (a)	42,137	1,973,276
Entegris, Inc.	65,850	3,571,045
FormFactor, Inc. (a)	36,745	856,158
Ichor Holdings Ltd. (a)	10,619	264,413
KLA Corp.	77,031	12,640,017
Kulicke & Soffa Industries, Inc.	30,435	729,527
Lam Research Corp.	70,815	18,077,653
MKS Instruments, Inc.	26,728	2,678,947
Onto Innovation, Inc. (a)	24,676	800,983
PDF Solutions, Inc. (a)	13,702	218,821
Photronics, Inc. (a)	27,524	328,912
SolarEdge Technologies, Inc. (a)	21,394	2,387,356
Teradyne, Inc.	81,827	5,117,461
Ultra Clean Holdings, Inc. (a)	19,685	362,007
Veeco Instruments, Inc. (a)	22,817	249,390
Xperi Corp.	24,617	376,148
		78,404,976
Semiconductors – 15.0%
Advanced Micro Devices, Inc. (a)	516,499	27,059,383
Alpha & Omega Semiconductor Ltd. (a)	9,118	109,690
Ambarella, Inc. (a)	14,453	759,939
Analog Devices, Inc.	179,802	19,706,299
Broadcom, Inc.	193,646	52,598,127
CEVA, Inc. (a)	10,231	320,742
Cirrus Logic, Inc. (a)	28,109	2,125,040
Cree, Inc. (a)	52,806	2,277,523
Diodes, Inc. (a)	20,879	1,062,532
First Solar, Inc. (a)	38,597	1,698,654

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Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Impinj, Inc. (a)	8,009	$ 179,882
Inphi Corp. (a)	20,047	1,935,337
Intel Corp.	2,123,709	127,380,066
Lattice Semiconductor Corp. (a)	62,551	1,408,023
MACOM Technology Solutions Holdings, Inc. (a)	23,044	706,529
Marvell Technology Group Ltd.	309,562	8,277,688
Maxim Integrated Products, Inc.	132,299	7,273,799
MaxLinear, Inc. Class A (a)	33,444	551,492
Microchip Technology, Inc.	116,698	10,237,916
Micron Technology, Inc. (a)	540,456	25,882,438
Monolithic Power Systems, Inc.	20,128	4,023,788
NVE Corp.	2,213	125,632
NVIDIA Corp.	283,832	82,958,417
ON Semiconductor Corp. (a)	201,312	3,230,051
Power Integrations, Inc.	14,456	1,479,572
Qorvo, Inc. (a)	56,783	5,566,438
QUALCOMM, Inc.	557,446	43,854,277
Rambus, Inc. (a)	55,580	696,417
Semtech Corp. (a)	32,322	1,462,247
Silicon Laboratories, Inc. (a)	21,288	2,069,619
Skyworks Solutions, Inc.	83,236	8,646,556
SMART Global Holdings, Inc. (a)	6,398	161,805
SunPower Corp. (a)	43,886	322,562
Synaptics, Inc. (a)	16,452	1,075,796
Texas Instruments, Inc.	456,358	52,969,473
Universal Display Corp.	20,644	3,099,077
Xilinx, Inc.	122,753	10,728,612
		514,021,438
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		592,426,414
SOFTWARE – 34.1%
Application Software – 11.6%
2U, Inc. (a)	30,785	731,144
8x8, Inc. (a)	48,311	819,355
ACI Worldwide, Inc. (a)	56,734	1,554,512
Adobe, Inc. (a)	236,328	83,575,034
Agilysys, Inc. (a)	9,353	183,225
Alarm.com Holdings, Inc. (a)	17,755	794,181
Altair Engineering, Inc. Class A (a)	17,455	575,840
Alteryx, Inc. Class A (a)	25,337	2,867,642
American Software, Inc. Class A	14,232	234,543
Anaplan, Inc. (a)	48,016	1,961,934
ANSYS, Inc. (a)	41,087	10,757,809
Appfolio, Inc. Class A (a)	7,179	788,685
Aspen Technology, Inc. (a)	33,146	3,389,178
Autodesk, Inc. (a)	107,193	20,059,026
Avaya Holdings Corp. (a)	53,377	530,567
Benefitfocus, Inc. (a)	12,105	131,097

	Shares	Value

Blackbaud, Inc.	24,244	$ 1,339,723
Blackline, Inc. (a)	18,779	1,140,636
Bottomline Technologies DE, Inc. (a)	21,246	884,471
Box, Inc. Class A (a)	68,802	1,110,464
Cadence Design Systems, Inc. (a)	136,976	11,112,863
CDK Global, Inc.	59,614	2,341,638
Cerence, Inc. (a)	17,484	369,961
Ceridian HCM Holding, Inc. (a)	49,042	2,892,007
ChannelAdvisor Corp. (a)	13,916	143,752
Citrix Systems, Inc.	63,589	9,221,041
Cloudera, Inc. (a)	110,314	913,400
Cornerstone OnDemand, Inc. (a)	25,099	842,322
Coupa Software, Inc. (a)	31,221	5,497,706
Digimarc Corp. (a)	5,620	94,135
Digital Turbine, Inc. (a)	36,188	212,062
DocuSign, Inc. (a)	51,611	5,406,252
Domo, Inc. Class B (a)	5,039	98,009
Dropbox, Inc. Class A (a)	117,980	2,479,940
Ebix, Inc.	11,880	248,648
Elastic N.V. (a)	13,527	867,622
Envestnet, Inc. (a)	25,640	1,603,013
Everbridge, Inc. (a)	15,580	1,735,300
Fair Isaac Corp. (a)	14,126	4,985,630
Five9, Inc. (a)	29,902	2,771,018
Guidewire Software, Inc. (a)	40,391	3,669,118
HubSpot, Inc. (a)	19,870	3,350,678
Intuit, Inc.	127,076	34,286,376
j2 Global, Inc.	22,662	1,827,464
LivePerson, Inc. (a)	30,573	731,918
LogMeIn, Inc.	23,820	2,035,657
Manhattan Associates, Inc. (a)	31,415	2,228,580
Medallia, Inc. (a)	12,285	263,882
MicroStrategy, Inc. Class A (a)	3,926	495,972
Mimecast Ltd. (a)	24,517	1,002,745
MobileIron, Inc. (a)	32,816	167,033
Model N, Inc. (a)	12,044	347,590
New Relic, Inc. (a)	24,308	1,305,097
Nuance Communications, Inc. (a)	138,123	2,790,085
Nutanix, Inc. Class A (a)	85,030	1,742,265
PagerDuty, Inc. (a)	7,324	154,610
Paycom Software, Inc. (a)	24,278	6,337,044
Paylocity Holding Corp. (a)	16,987	1,945,521
Pegasystems, Inc.	19,328	1,616,207
Pluralsight, Inc. Class A (a)	36,862	606,011
PROS Holdings, Inc. (a)	18,738	644,400
PTC, Inc. (a)	53,633	3,714,085
Q2 Holdings, Inc. (a)	21,232	1,692,615
QAD, Inc. Class A	5,618	237,754
RealPage, Inc. (a)	39,534	2,549,548
RingCentral, Inc. Class A (a)	36,629	8,370,825
Rosetta Stone, Inc. (a)	10,388	177,427
Salesforce.com, Inc. (a)	406,739	65,871,381
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Smartsheet, Inc. Class A (a)	44,462	$ 2,344,037
Splunk, Inc. (a)	75,341	10,574,863
SPS Commerce, Inc. (a)	17,254	957,770
SS&C Technologies Holdings, Inc.	110,968	6,120,995
SVMK, Inc. (a)	13,834	217,194
Synopsys, Inc. (a)	73,364	11,526,952
The Trade Desk, Inc. Class A (a)	18,472	5,404,538
Tyler Technologies, Inc. (a)	19,030	6,102,731
Upland Software, Inc. (a)	10,042	317,628
Verint Systems, Inc. (a)	32,657	1,395,760
Workday, Inc. Class A (a)	80,059	12,321,080
Workiva, Inc. (a)	15,498	594,348
Yext, Inc. (a)	29,440	376,832
Zendesk, Inc. (a)	54,825	4,214,946
		399,896,947
Systems Software – 22.5%
A10 Networks, Inc. (a)	25,554	174,534
Appian Corp. (a)	12,567	573,935
CommVault Systems, Inc. (a)	20,859	890,471
FireEye, Inc. (a)	106,888	1,230,281
ForeScout Technologies, Inc. (a)	17,104	543,223
Fortinet, Inc. (a)	70,987	7,648,139
Microsoft Corp.	3,538,222	634,084,765
NortonLifelock, Inc.	304,753	6,482,096
OneSpan, Inc. (a)	15,923	267,506
Oracle Corp.	1,121,779	59,420,634
Palo Alto Networks, Inc. (a)	47,809	9,394,947
Progress Software Corp.	21,509	879,933
Proofpoint, Inc. (a)	27,599	3,359,626
Qualys, Inc. (a)	15,950	1,681,768
Rapid7, Inc. (a)	20,371	927,899
SailPoint Technologies Holding, Inc. (a)	38,971	724,471
SecureWorks Corp. Class A (a)	3,591	40,866
ServiceNow, Inc. (a)	92,060	32,362,772
Tenable Holdings, Inc. (a)	13,676	356,397
Teradata Corp. (a)	55,387	1,361,966
TiVo Corp.	62,587	439,987
Varonis Systems, Inc. (a)	15,090	1,011,784
VMware, Inc. Class A (a)	40,116	5,276,056
Zscaler, Inc. (a)	31,363	2,103,830
Zuora, Inc. Class A (a)	38,970	411,913
		771,649,799
TOTAL SOFTWARE		1,171,546,746

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 19.8%
Technology Hardware, Storage & Peripherals – 19.8%
3D Systems Corp. (a)	57,934	$ 491,860
Apple, Inc.	2,169,234	637,320,949
DELL Technologies, Inc. Class C (a)	79,276	3,384,292
Diebold Nixdorf, Inc. (a)	34,594	170,548
Hewlett Packard Enterprise Co.	633,107	6,369,056
HP, Inc.	723,474	11,221,082
NCR Corp. (a)	62,434	1,281,146
NetApp, Inc.	111,658	4,887,271
Pure Storage, Inc. Class A (a)	112,749	1,623,585
Seagate Technology PLC	115,563	5,772,372
Western Digital Corp.	145,271	6,694,088
Xerox Holdings Corp. (a)	95,113	1,739,617
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		680,955,866
TOTAL COMMON STOCKS (Cost $2,721,678,773)		3,422,451,345
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $4,664,000)	4,664,000	4,664,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,726,342,773)		3,427,115,345
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		4,525,293
NET ASSETS – 100.0%		$ 3,431,640,638

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $1,050,900 of cash collateral to cover margin requirements for futures contracts.

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Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Russell 2000 E-mini Index Future Contracts	9	June 2020	$ 588,015	$ 46,926	$ 46,926
CME E-mini S&P Select Sector Technology Index Future Contracts	94	June 2020	8,650,820	403,449	403,449
Total Equity Index Contracts					$ 450,375
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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